Reconciliation of (loss)/profit after income tax to net cash used in operating activities	12 Months Ended
Jun. 30, 2023
Reconciliation Of Lossprofit After Income Tax To Net Cash Used In Operating Activities
Reconciliation of (loss)/profit after income tax to net cash used in operating activities

Note 24. Reconciliation of (loss)/profit after income tax to net cash used in operating activities

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

(Loss)/profit after income tax expense for the year	(11,571,240)	34,402,821

Adjustments for:
Gain from sale of equipment	(16,137)	-
Fair value gain on investments	2,577,419	(565,317)
Amortization of financial liability	928,281	-
Depreciation	456,904	346,828
Management fee	(47,423)	-
Share based payments (Note 26)	780,235	1,200,053
Non-cash finance costs	(1,870,042)	(133,649)
Gain from deconsolidation of Snow Lake Resources	-	(91,778,097)
Loss on disposal on Snow Lake Resources	-	9,102,187
Foreign exchange movement on financial liability	24,883	-
Interest income	-	(20,000)
Impairment of Investment in Snow Lake Resources	-	45,556,885
Share of loss - associates	6,254,759	29,088
Foreign exchange gain intercompany loans	(868,392)	(1,533,601)

Change in operating assets and liabilities:
Increase in trade and other receivables	(96,579)	(47,469)
Increase in trade and other payables	363,655	584,510

Net cash used in operating activities	(3,083,677)	(2,855,761)